THE PACIFIC CORPORATE GROUP
                               PRIVATE EQUITY FUND



                              Financial Statements

                        For the Year Ended March 31, 1999


                        And Independent Auditors' Report

INDEPENDENT AUDITORS' REPORT


The Pacific Corporate Group Private Equity Fund:

We have audited the accompanying balance sheet of The Pacific Corporate Group Private Equity Fund (the "Trust"), including the schedule of portfolio investments, as of March 31, 1999 and the related statements of operations, changes in shareholders' equity and cash flows and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of The Pacific Corporate Group Private Equity Fund as of March 31, 1999 and the results of its operations, and its cash flows and the financial highlights for the year then ended in conformity with generally accepted accounting principles.

As explained in Note 2, the financial statements include investments valued at $24,576,372 at March 31, 1999, representing 23.0% of net assets, whose values have been estimated by the Adviser Trustee in the absence of readily ascertainable market values. We have reviewed the procedures used by the Adviser Trustee in arriving at its estimate of value of such investments and have inspected underlying documentation, and, in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.


Deloitte & Touche LLP

May 12, 1999

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
BALANCE SHEET
March 31, 1999



ASSETS

Portfolio investments at fair value (cost $25,484,044)                                                  $     24,576,372
Short-term investments, at amortized cost                                                                     79,195,854
Cash and cash equivalents                                                                                      2,750,218
Accrued interest receivable                                                                                       12,615
Capital contribution receivable                                                                                   50,000
Prepaid expenses                                                                                                 447,703
Due from affiliates                                                                                              114,435
                                                                                                        ----------------

TOTAL ASSETS                                                                                            $    107,147,197
                                                                                                        ================


LIABILITIES AND SHAREHOLDERS' EQUITY

Liabilities:
Accounts payable and accrued expenses                                                                   $         94,686
                                                                                                        ----------------
   Total liabilities                                                                                              94,686
                                                                                                        ----------------

Shareholders' equity:
Shares of beneficial interest, 108,659.8075 shares issued and outstanding:
   Adviser Trustee (500 shares)                                                                                  492,604
   Beneficial Shareholders (108,159.8075 shares)                                                             106,559,907
     Total shareholders' equity                                                                              107,052,511

TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY                                                              $    107,147,197

                                                                                                        ================




The accompanying notes are an integral part of these financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
As of March 31, 1999

                                                                                                            Fair Value
                                                                                                               % of
                                                                            Cost          Fair Value      Net Assets

Direct Investments:

IRMC Holdings, Inc.
71,200 shares of Common Stock                                        $        712,000   $        712,000
28,480 shares of Preferred Stock                                            2,848,000          2,848,000
                                                                     ----------------   ----------------

Total Direct Investments                                                    3,560,000          3,560,000        3.33%
                                                                     ----------------   ----------------     --------



Indirect Investments:

Alta California Partners II, L.P.                                             400,000            363,097        0.34%
$4,000,000 original capital commitment
1.783% limited partnership interest

American Securities Partners II, L.P.                                       1,032,631          1,000,541        0.93%
$5,000,000 original capital commitment
1.429% limited partnership interest

Apollo Investment Fund IV, L.P.                                             1,275,669          1,265,473        1.18%
$5,000,000 original capital commitment
 .139% limited partnership interest

Atlas Venture Fund IV, L.P.                                                    45,738             43,576        0.04%
$1,540,000 original capital commitment
 .381% limited partnership interest

Aurora Equity Partners II L.P.                                                642,550            562,636        0.53%
$5,000,000 original capital commitment
 .663% limited partnership interest

Bedrock Capital Partners I, L.P.                                            1,064,193            917,451        0.86%
$5,000,000 original capital commitment
4.189% limited partnership interest

CVC European Equity Partners II L.P.                                        3,119,492          2,762,127        2.58%
$7,500,000 original capital commitment
 .397% limited partnership interest


Exxel Capital Partners V, L.P.                                              2,500,153          2,503,629        2.34%
$2,500,000 original capital commitment
 .294% limited partnership interest

Fenway Partners Capital Fund II, L.P.                                         803,956            775,867        0.73%
$5,000,000 original capital commitment
 .676% limited partnership interest


THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, continued
As of March 31, 1999

                                                                                                            Fair Value
                                                                                                               % of
                                                                            Cost          Fair Value        Net Assets

First Reserve Fund VIII, L.P.                                        $        446,290   $        277,000        0.26%
$5,000,000 original capital commitment
 .616% limited partnership interest

Hicks, Muse, Tate & Furst Latin America Fund, L.P.                          1,186,845          1,131,794        1.06%
$2,500,000 original capital commitment
 .260% limited partnership interest

Hicks, Muse, Tate & Furst Equity Fund IV, L.P.                              2,692,159          2,817,067        2.63%
$5,000,000 original capital commitment
 .124% limited partnership interest

Parthenon Investors, L.P.                                                     567,360            560,105        0.52%
$3,500,00 original capital commitment
1.400% limited partnership interest

Providence Equity Partners III, L.P.                                          377,898            312,534        0.29%
$3,500,000 original capital commitment
 .372% limited partnership interest

Sentinel Capital Partners II, L.P.                                            671,777            578,344        0.54%
$5,000,000 original capital commitment
4.807% limited partnership interest

Sprout Capital VIII, L.P.                                                   1,100,000          1,266,212        1.18%
$5,000,000 original capital commitment
 .667% limited partnership interest

Thomas H. Lee Equity Fund IV, L.P.                                          2,544,437          2,616,392        2.44%
$10,000,000 original capital commitment
 .313% limited partnership interest

Triumph Partners III, L.P.                                                  1,392,917          1,225,039        1.14%
$5,000,000 original capital commitment
 .831% limited partnership interest

VS&A Communications Partners III, L.P.                                         59,979             37,488        0.04%
$3,000,000 original capital commitment
 .350% limited partnership interest                                                                           _______
                                                                     ----------------   ----------------

Total Indirect Investments                                                 21,924,044         21,016,372       19.63%
                                                                     ----------------   ----------------     --------

Total Portfolio Investments                                          $     25,484,044   $     24,576,372       22.96%
                                                                     ================   ================     ========




The accompanying notes are an integral part of these financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
STATEMENT OF OPERATIONS
For the Year Ended March 31, 1999



INVESTMENT INCOME AND EXPENSES

Interest from short-term investments                                                                      $    2,353,340
                                                                                                          --------------

Expenses:
Management fee                                                                                                 1,414,927
Legal fees                                                                                                       250,659
Accounting fees                                                                                                  109,809
Independent Trustee fees                                                                                          46,500
Custody fees                                                                                                      44,423
Insurance expense                                                                                                126,615
Organizational costs                                                                                             178,223
Mailing and printing                                                                                               6,482
Miscellaneous                                                                                                      2,381
                                                                                                          --------------
   Total expenses                                                                                              2,180,019

NET INVESTMENT INCOME BEFORE ALLOCATION
   FROM INDIRECT INVESTMENTS                                                                                     173,321

Change in unrealized depreciation of Indirect Investments                                                       (907,672)
Expenses paid in connection with Indirect Investments                                                           (233,142)
Realized gains/income received from Indirect Investments                                                          39,278
                                                                                                          --------------
   Net change in net assets from Indirect Investments                                                         (1,101,536)
                                                                                                          --------------

NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                                        $     (928,215)
                                                                                                          ==============



The accompanying notes are an integral part of these financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY
For the Year Ended March 31, 1999



                                                                         Adviser            Beneficial
                                                                         Trustee           Shareholders        Total

Balance as of March 31, 1998                                           $    246,280      $     43,542,296     $      43,788,576

Capital contributions                                                       250,000            64,282,125            64,532,125

Selling commissions                                                               -              (334,975)             (334,975)

Other syndication costs                                                         494                (5,494)               (5,000)

Net decrease in net assets from operations                                   (4,170)             (924,045)             (928,215)
                                                                       ------------      ----------------     -----------------

Balance as of March 31, 1999                                           $    492,604      $    106,559,907(A)  $     107,052,511
                                                                       ============      ================     =================


(A) The net asset value per share of beneficial interest was $985.21 as of March 31, 1999.



The accompanying notes are an integral part of these financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
STATEMENT OF CASH FLOWS
For the Year Ended March 31, 1999


CASH FLOWS PROVIDED FROM OPERATING ACTIVITIES

Net decrease in net assets from operations                                                               $       (928,215)

Adjustments to reconcile net decrease in net assets from operations to net cash provided from operating activities:

Net change in net assets from Indirect Investments                                                              1,101,536
Organizational costs                                                                                              178,223
Decrease in accrued interest receivable                                                                            61,750
Increase in prepaid expenses                                                                                     (316,767)
Increase in due from affiliates                                                                                  (108,649)
Increase in accounts payable and accrued expenses                                                                  69,165
                                                                                                         ----------------
Net cash provided from operating activities                                                                        57,043
                                                                                                         ----------------

CASH FLOWS USED FOR INVESTING ACTIVITIES

Net purchase of short-term investments                                                                        (79,111,000)
Purchase of Direct Investments                                                                                 (3,560,000)
Capital contributed to Indirect Investments                                                                   (19,779,417)
Expenses paid in connection with Indirect Investments                                                            (233,142)
Realized gains/income received from Indirect Investments                                                           39,278
                                                                                                         ----------------
Net cash used for investing activities                                                                       (102,644,281)
                                                                                                         ----------------

CASH FLOWS PROVIDED FROM FINANCING ACTIVITIES

Cash contributions from Beneficial Shareholders                                                                64,232,125
Cash contribution from Adviser Trustee                                                                            250,000
Payment of organizational costs                                                                                  (146,527)
Payment of selling commissions                                                                                   (334,975)
Payment of other syndication costs                                                                               (246,000)
                                                                                                         ----------------
Net cash provided from financing activities                                                                    63,754,623
                                                                                                         ----------------

Decrease in cash and cash equivalents                                                                         (38,832,615)
Cash and cash equivalents at beginning of period                                                               41,582,833

Cash and cash equivalents at end of period                                                               $      2,750,218
                                                                                                         ================

Supplemental disclosure of non-cash financing activities:

Capital contribution receivable from Beneficial Shareholder                                              $         50,000
                                                                                                         ================




The accompanying notes are an integral part of these financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
FINANCIAL HIGHLIGHTS
For the Year Ended March 31, 1999


THE  FOLLOWING  PER SHARE DATA AND RATIOS  HAVE BEEN  DERIVED  FROM  INFORMATION
PROVIDED IN THE FINANCIAL STATEMENTS.


Increase (Decrease) in Net Asset Value

Per Share Operating Performance:

Net asset value, beginning of period                                                                      $      483.39

Net capital contributions                                                                                        510.36

   Net investment income                                                                    $     1.60

   Net change in net assets from Indirect Investments                                           (10.14)
                                                                                             ---------

Net decrease in net assets from operations                                                                        (8.54)
                                                                                                          -------------

Net asset value, end of period                                                                            $      985.21
                                                                                                          =============

Total investment return                                                                                          (0.86)%

Ratios to Average Net Assets:

Investment expenses                                                                                                3.54%

Net loss                                                                                                         (1.51)%

Supplemental Data:

Net assets, end of period                                                                                  $ 107,052,511
                                                                                                           =============

Portfolio turnover                                                                                                0.00 %



The accompanying notes are an integral part of these financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS

1.       Organization and Purpose

The Pacific Corporate Group Private Equity Fund (the "Trust") is a Delaware business trust, formed on September 22, 1997. The Trust, which began operations on February 9, 1998 ("Commencement of Operations"), is registered under the Investment Company Act of 1940, as amended, as a closed-end, management investment company. Pacific Corporate Group, Inc., the Adviser Trustee of the Trust (the "Adviser Trustee"), manages the investment policies and operations of the Trust. The Adviser Trustee and four individual Trustees (collectively the "Trustees"), three of whom are not affiliated with the Adviser Trustee (the "Independent Trustees"), are responsible for the overall supervision of the Trust.

The objective of the Trust is to achieve, through selected private market equity and equity-related investments, rates of return superior to public market investment alternatives, while reducing risks through the diversification of investments within the private market. The Trust seeks to achieve this objective through investments primarily in a portfolio of partnerships ("Indirect Investments") and, with respect to up to 25% of committed capital, direct investment in private or public operating companies ("Direct Investments").

The Trust is required to file certain financial information, including its annual audited financial statements, with the Securities and Exchange Commission. The Trust's annual audited financial statements are based in part on information derived from the audited financial statements of the Trust's Indirect Investments and the Trust generally does not receive the financial statements of its Indirect Investments in time to meet its own filing requirements with the SEC. Therefore, in order to include information in the Trust's annual audited financial statements derived from the audited financial statements of its Indirect Investments and meet its SEC filing requirements, the Trust determined that it had to change its fiscal year-end from December 31 to March 31. Accordingly, these financial statements reflect the Trust's results of operations and cash flows for the year ended March 31, 1999. The Trust will continue to report for tax purposes using a fiscal year ending on December 31.

The Trust is scheduled to terminate on December 31, 2009, subject to extension in the sole discretion of the Trustees, for up to three additional one-year periods.

2.       Summary of Significant Accounting Policies

Valuation of Investments - Short-term investments are valued at amortized cost, which approximates market. Portfolio investments are carried at fair value as determined quarterly by the Adviser Trustee in accordance with procedures established by the Trustees.

In determining the fair value of the Trust's Indirect Investments, the Adviser Trustee considers, among other things, the valuations provided by the general partner managers of such investments. The valuations provided by the general partner managers are reflected by the fair value of the Trust's capital account balance for each such Indirect Investment. The capital account balance for each Indirect

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS, continued


Investment includes capital contributed by the Trust, distributions received by the Trust and the Trust's allocated share of the Indirect Investment's profits and losses, including unrealized profits and losses. Such allocations reflect certain fees and expenses incurred by the Indirect Investment entity and drawn against that entity's cash position. The Trust's capital account balance for each Indirect Investment is reviewed by the Adviser Trustee for reasonableness and the fair value of each Indirect Investment may be adjusted in the discretion of the Adviser Trustee.

The fair value of Direct Investments is determined by the Adviser Trustee as follows: (i) unrestricted publicly-held securities for which market quotations are readily available are valued at the closing public market price for the last trading day of the accounting period, (ii) restricted publicly-held securities may be valued at a discount from the closing public market price, depending on the circumstances; and (iii) privately-held securities are valued at cost until significant developments affecting the portfolio company provide a basis for change in valuation. Factors to be considered in arriving at a change in valuation of such privately-held securities include the price of recent transactions in the company's securities and the company's earnings, sales and book value.

The values assigned to portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future circumstances and cannot be determined until the investments are actually liquidated. Because of the inherent uncertainty of valuation, the assigned values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The Trust's investment in IRMC Holdings, Inc. is restricted as to resale. Additionally, the Trust's investments in limited partnerships may be illiquid due to provisions of the limited partnership agreements restricting transfers of partnership interests.

Security Transactions and Investment Income - Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Organizational and Start-Up Costs - The Partnership adopted Statement of Position 98-5 "Reporting on the Cost of Start-up Activities". In accordance with the Statement of Position, organizational and start-up costs of $183,271 have been expensed since the inception of the Trust.

Syndication Costs - Selling commissions of $1,926,568 and other costs of $568,126 associated with selling shares of the Trust have been recorded as a direct reduction to shareholders' equity since the inception of the Trust.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS, continued

Income Taxes - No provision for income taxes has been made since all income and losses are allocable to the shareholders for inclusion in their respective tax returns.

Statement of Cash Flows - The Trust considers its interest-bearing account to be a cash equivalent.

Financial Instruments - The Trust carries its financial instruments at amounts which approximate fair value.

3.     Capital Commitments

As of March 31, 1998, the Trust had sold 90,587 shares of beneficial interest (the "Shares"), accepting capital commitments from shareholders totaling $92.2 million, and had received capital contributions of $46.1 million against such commitments. In April 1998, the Trust sold an additional 18,073 Shares, accepting additional capital commitments from shareholders totaling $18.4 million, and received additional capital contributions of $9.2 million. The remaining capital commitments were due from shareholders on February 9, 1999. As of March 31, 1999, shareholders had contributed $110.5 million of their total capital commitments to the Trust. Additionally, the Adviser Trustee owns 500 Shares and has contributed its full capital commitment of $500,000 to the Trust.

4.     Management Fee

The Adviser Trustee receives a management fee at the annual rate of 1.25% of the aggregate capital commitments to the Trust, reduced by capital returned and realized investment losses. Such fee is determined and payable quarterly in advance. The management fee is reduced by 100% of directors' fees or other remuneration received by the Adviser Trustee from any portfolio company of the Trust.

5.     Independent Trustee Fees

As compensation for services rendered to the Trust, each Independent Trustee receives $10,000 annually in quarterly installments and $500 for each meeting of the Independent Trustees attended, plus out-of-pocket expenses. Additionally, the Independent Trustees also are members of the Audit Committee. As compensation for services rendered to the Trust as members of the Audit Committee, each of the Independent Trustees receives an additional $2,500 annually in quarterly installments and $250 for each Audit Committee meeting attended.

6.     Allocation of Net Income and Net Loss

Net income and net loss from Indirect Investments, and all other net income and net loss, other than net income and net loss from Direct Investments, is allocated to all shareholders, including the Adviser Trustee, pro rata based on Shares held.

Additionally, the Adviser Trustee will be allocated, on a cumulative basis over the life of the Trust, 20% of the Trust's aggregate net income and net loss from Direct Investments, other than "pari passu co-investments", and 15% from Direct Investments in "pari passu co-investments" (as described below), provided that such amount is positive. The remaining 80% and/or 85% of such amounts is allocated to all shareholders including the Adviser Trustee, pro rata based on Shares held. If the aggregate net income

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS, concluded

and net loss from Direct Investments (including "pari passu co-investments") is negative, such net income and net loss is allocated to all shareholders, including the Adviser Trustee, pro rata based on Shares held.

"Pari passu co-investments" refers to Direct Investments that are co-investments in the same securities and on the same terms alongside general partner managers of Indirect Investments held by the Trust, in transactions involving issuers held by investment vehicles in which the Trust has invested.

7.     Investment Commitments

As of March 31, 1999, the Trust had unfunded investment commitments in the following Indirect Investments:

Investment
Alta California Partners II, L.P.                                      $     3,600,000
American Securities Partners II, L.P.                                        3,967,369
Apollo Investment Fund IV, L.P.                                              3,724,331
Atlas Venture Fund IV, L.P.                                                  1,494,262
Aurora Equity Partners II L.P.                                               4,437,937
Bedrock Capital Partners I, L.P.                                             3,935,807
CVC European Equity Partners II L.P.                                         4,380,508
Fenway Partners Capital Fund II, L.P.                                        4,196,044
First Reserve Fund VIII, L.P.                                                4,553,710
Hicks, Muse, Tate & Furst Latin America Fund, L.P.                           1,313,425
Hicks, Muse, Tate & Furst Equity Fund IV, L.P.                               2,307,841
Parthenon Investors, L.P.                                                    2,932,640
Providence Equity Partners III L.P.                                          3,122,102
Sentinel Capital Partners II, L.P.                                           4,328,223
Sprout Capital VIII, L.P.                                                    3,900,000
Thomas H. Lee Equity Fund IV, L.P.                                           7,455,563
Triumph Partners III, L.P.                                                   3,607,083
VS&A Communications Partners III, L.P.                                       2,940,021
                                                                       ---------------
Total                                                                  $    66,196,866
                                                                       ===============
